Background Information	12 Months Ended
Dec. 31, 2024
Background Information [Abstract]
Background information

1 Background information

JBS S.A (“JBS”), is a corporation with its headquarters office in Brazil, at Avenue Marginal Direita do Tietê, no. 500, Vila Jaguara, in the City of São Paulo, and is controlled by J&F Investimentos S.A. Consolidated financial statements comprise JBS and its subsidiaries (collectively, the ‘Group’) as of December 31, 2024 and 2023 and for each of the years in the three-year period ended December 31, 2024, that were authorized by the Board of Directors on March 25, 2024. The Group has its shares publicly traded and listed on the “Novo Mercado” segment of the Sao Paulo Stock Exchange (B3 - Brasil, Bolsa Balcão) under the ticker symbol “JBSS3”. In addition, American Depository Receipts related to shares issued by JBS are also publicly traded in the United States of America under the symbol “JBSAY”.

The Group operates in the processing of animal protein, such as beef, pork, lamb and chicken, and operates in the production of convenience foods and other products. In addition, it sells leather, hygiene and cleaning products, collagen, metal packaging, biodiesel, among others. The Group has a broad portfolio of brands including Seara, Doriana, Pilgrim’s, Moy Park, Primo, Adaptable Meals, Friboi, Maturatta and Swift.

These financial statements include the Group’s operations in Brazil as well as the activities of its subsidiaries. Below is a summary of the Group’s main operating activities by entity and geographic location, as well as the ownership percentage of interest in the main subsidiaries as of December 31, 2024.

Main activities Group:

Description	Activities	Units	Country
JBS S.A. (JBS, Company)	- Beef processing: slaughtering, refrigerating, industrializing and production of canned beef by-products.	69	Brazil
	- Leather production, processing and commercialization.
	- Production and commercialization of steel cans, plastic resin, soap base for production, soap bar, biodiesel, glycerin, olein, oily acid, collagen and wrapper derived from cattle tripe; industrial waste management; purchase and sale of soybeans, tallow, palm oil, caustic soda, stearin; transportation services; dog biscuits; electric power production, cogeneration and commercialization.
	- Distribution centers and harbors.	16

Main activities in Brazil:

Description	Activities	Units	Country	Participation	December 31, 2024	December 31, 2023	December 31, 2022
Seara Alimentos Ltda. (Seara Alimentos)	- Chicken and pork processing: raising, slaughtering and processing of broiler chickens and hogs; production and commercialization of beef and food products; and production of pet food and concentrates.	50		Indirect	100%	100%	100%
	- Distribution centers, transportation services and harbors.	27
	- Direct sales to customers of beef and by-products in stores named “Mercado da Carne”.	528
Meat Snacks Partners do Brasil Ltda (Meat Snacks)	- Beef Jerky production.	2	Brazil	Indirect	50%	50%	50%
JBS Confinamento Ltda. (JBS Confinamento)	- Cattle fattening services.	10		Direct	100%	100%	100%
Via Rovigo Indústria, Comércio e Distribuição de Produtos Alimentícios S.A (Pot Of)	Manufacturing of frozen ready-made meals and food products. Wholesale trade of general food products.	1		Indirect	51%	—	—

Main activities outside of Brazil:

Description	Activities	Units	Country	Participation	December 31, 2024	December 31, 2023	December 31, 2022

JBS USA Holding Lux, S.à.r.l. (JBS USA)	- Beef processing: slaughtering, refrigerating, industrializing and, production of by-products; - Transportation services.	56	Australia, Canada, France, Mexico, New Zealand, Netherlands, United Kingdom and United States of America.	Indirect	100%	100%	100%
	- Pork processing: raising, slaughtering, industrializing and commercialization of by-products derived from processing operations.	64
	- Chicken processing: raising, slaughtering and processing of broiler chickens, production and commercialization of by-products derived and prepared meal from processing operations.	159
	- Fishing processing: raising, slaughtering, industrializing and commercialization of by-products derived from processing operations.	2
	- Plant based processing: industrializing and commercialization of by-products derived from processing operations.	3
JBS Global (UK) Ltd. (JBS Global UK)	- Trading fresh and processed beef, pork, lamb, chicken and fish products for the European market.	1	United Kingdom	Indirect	100%	100%	100%

JBS Toledo NV (Toledo)	-Trading operations for the European market; cooked frozen meat commercialization; logistic operations; warehousing.	1	Belgium	Direct	100%	100%	100%

Rigamonti Salumificio SpA (Rigamonti)	Production and commercialization of bresaola, Prosciutto di San Daniele D.O.P. (raw ham) and Prosciutto di Parma D.O.P.(raw ham) and pork products: ham, cooked ham, mortadella, among others.	9	Italy and United States of America.	Indirect	100%	100%	100%

Conceria Priante (Priante)	- Semi-finished and finished leather production.	1	Italy	Direct	100%	100%	100%

JBS Leather International (Leather International)	- Wet blue, semi-finished and finished leather production.	7	Argentina, Germany, China, Mexico, Uruguay and Vietnam.	Direct	100%	100%	100%

Seara Holding Europe B.V. (Seara Holding)	- Animal protein products trading, industrializing and commercialization of by-products derived from processing operations.	14	China, Netherlands, Saudi Arabia, South Africa, United Arab Emirates, United Kingdom and Singapore.	Indirect	100%	100%	100%

1.1 Main events that occurred during the year:

1.1.1 Non-material acquisitions:

The Group has defined acquisitions with total assets exceeding US$50 million as material for the purposes of disclosing business combinations. During the fiscal year ended December 31, 2024, there were no significant acquisitions warranting disclosure in the business combination explanatory note. However, the Group carried out smaller-scale acquisitions, as detailed below:

Acquisition of Via Rovigo Indústria, Comércio e Distribuição de Produtos Alimentícios S.A. (Pot Of)

On March 12, 2024, the indirect subsidiary Seara Alimentos Ltda. acquired control of Via Rovigo Indústria, Comércio e Distribuição de Produtos Alimentícios S.A., a company specialized in the manufacturing and distribution of frozen foods and ready-to-eat meals. The transaction was completed through the subscription and payment of 376,154 registered common shares and acquisition of 480,006 common shares. As a result of this transaction, Seara now holds 51% of the company’s share capital.

Acquisition of Mada Araújo Asset & Port Management Ltda.

On May 24, 2024, the indirect subsidiary Seara Alimentos Ltda. acquired control of Mada Araujo Asset & Port Management Ltda. (JBS Terminais), acquiring 70% of its equity interest. The company operates as a temporary lessee of part of the Port of Itajaí – SC, having been selected in Public Selection Process No. 01/2023-ANTAQ to temporarily operate a public area and infrastructure designated for handling and storage of containerized and general cargo. Following the acquisition, the company’s corporate name was changed to JBS Terminais Ltda.

Acquisition of Agro Alfa Indústria e Comércio Ltda.

On May 29, 2024, the indirect subsidiary Seara Alimentos Ltda. acquired 100% of the equity interest in Agro Alfa Indústria e Comércio Ltda., an agribusiness company specializing in the processing, manufacturing, and commercialization of animal-based products, by-products, meals, and oils.

1.2 Subsequent events:

1.2.1 New Senior Notes Issuances (Bonds): On January 6, 2025, the Company, through its indirect subsidiaries JBS USA Holding Lux S.a.r.l, JBS USA Food Company, and JBS USA Foods Group Holdings, Inc.,(“Issuers”) announced the pricing of its senior notes to be offered in the international market, totaling US$1.75 billion. The issuance was divided into two series: US$1.0 billion with an interest rate of 5.95% per year and maturing in 2035, and US$0.75 billion with an interest rate of 6.375% per year and maturing in 2055. The offering was completed on January 21, 2025, subject to customary closing conditions. Additionally, the Issuers have entered into a registration rights agreement, committing to register an exchange offer with the U.S. Securities and Exchange Commission (SEC) and complete it within 365 days. The proceeds were raised to be used for short-term debt repayment and other corporate purposes.

1.2.2 Investment in Mantiqueira Alimentos Ltda.: On January 27, 2025, the Company entered into an investment agreement with Mantiqueira Alimentos Ltda., to acquire 48.5% of its total share capital and 50% of its voting shares (joint venture). Mantiqueira Alimentos Ltda. operates in the organic egg industry, producing eggs without antibiotics or hormones from free-range hens. With a workforce of over 3,000 employees, the company achieves an annual production of approximately 4 billion eggs. This transaction marks the Company’s entry into the egg sector, aligning with its strategy of diversification and expansion of its global protein platform. On February 26, 2025, the acquisition was approved without restrictions by CADE (Administrative Council for Economic Defense). The completion of this transaction is subject to the fulfillment of the precedent conditions applicable to transactions of this nature.

1.2.3 Agribusiness Receivables Certificates (CRA): On January 28, 2025, an offering of three series of Agribusiness Receivables Certificates (CRAs) was made, issued by the indirect subsidiary Seara Alimentos Ltda. and guaranteed by JBS S.A., with maturities scheduled for 2035, 2045, and 2055, totaling a principal amount of US$130,000. The completion of the offering took place on March 6, 2025. The funds raised will be used to finance the purchase of grains.

1.2.4 Change in JBS S.A Structure: On February 13, 2025, the Company announced that Gilberto Xandó, President of JBS Brasil, has taken on the role of President of Wild Fork North America, an indirect subsidiary of JBS Investments Luxembourg. Wild Fork offers more than 700 products in its physical and online stores, including not only proteins but also side dishes, ready meals, vegetables, bread, desserts, seasonings, and sauces. Gilberto Tomazoni will continue to serve as the President of JBS Brasil in addition to his other responsibilities.

1.2.5 Conditional Partial Redemption of JBS USA’s 5.500% Senior Notes due 2030: On March 21, 2025, JBS USA Food Company sent a conditional notice of redemption to redeem US$850.0 million aggregate principal amount of its 5.500% Senior Notes due 2030 (the “2030 Notes”). The redemption is conditioned upon the payment by Pilgrim’s Pride to its shareholders of a special cash dividend of $6.30 per share, which will be payable on or around April 17, 2025. The redemption is expected to occur on May 1, 2025, subject to the payment of the cash dividend by Pilgrim’s Pride being satisfied. The redemption price for the 2030 Notes will be equal to 102.750% of the principal amount of the 2030 Notes to be redeemed plus, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.

1.2.6 Proposal to Pay Dividends: On March 25, 2025, JBS S.A.’s board of directors approved a proposal to distribute dividends from profit reserves with respect to the 2024 fiscal year in the amount of R$4.4 billion (equivalent to US$716.4 million considering the exchange rate on December 31, 2024), corresponding to R$2.00 (equivalent to US$0.32 considering the exchange rate on December 31, 2024) per common share. These dividends are subject to approval at JBS S.A.’s annual general shareholders’ meeting expected to be held on April 29, 2025.